Related Party Disclosures - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company	£ 0	£ 0
Shares purchased by the EBT	0	0
ADS [Member]
Disclosure of transactions between related parties [line items]
Cash held by employee benefit trust	£ 17,741	£ 17,866
Total number of American Depository Shares used to exercise options by EBT	200,606	216,251
ADS [Member] | Share Based Incentive Scheme [Member]
Disclosure of transactions between related parties [line items]
Total number of American Depository Shares used to exercise options by EBT	15,645	31,205